Segmented information	12 Months Ended
Dec. 31, 2022
Segmented Information
Segmented information

17.	Segmented information

The Company operates in one reportable operating segment, being the acquisition and exploration of mineral resource properties.

The Company’s non-current assets are located in the following geographic locations:

	December 31, 2022	December 31, 2021
Canada	$472,435	$587,684
United States	6,568,840	13,968,566
Mexico	63,116,991	61,434,031
	$70,158,266	$75,990,281